Equity share capital and share premium	12 Months Ended
Dec. 31, 2024
Equity share capital and share premium
Equity share capital and share premium

18.  Equity share capital and share premium

Issued and fully paid shares:

	Total shares (par value €0.01)	Share capital	Share premium
	(million)	$'m	$'m
At December 31, 2023	597.6	267	5,989
Share issuance	0.1	—	—
At December 31, 2024	597.7	267	5,989

There were no material share transactions for the year ended December 31, 2024.

The authorized share capital of the Company is set at one billion euro and zero cents (€1,000,000,000), divided into up to one hundred billion (100,000,000,000) shares (the “Shares”) represented by ordinary shares and preferred shares.